UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 12/31/09

Item 1:	Report(s) to Shareholders.

2009

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

U.S. Government & Government

Sponsored Enterprises Money

Market Fund

For the six-month period ended December 31, 2009

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund

Semiannual Report

For the six-month period ended December 31, 2009

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholder: We are pleased to provide you with this semiannual report for the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the six-month period ended December 31, 2009. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 through December 31, 2009).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 7/1/09 – 12/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/09	12/31/09	7/1/09 - 12/31/09
Class A
Actual	$1,000.00	$1,000.10	$0.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.51	$0.71
Class B
Actual	$1,000.00	$1,000.00	$0.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.39	$0.82
Class C
Actual	$1,000.00	$1,000.10	$0.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.50	$0.71
Class I
Actual	$1,000.00	$1,000.10	$0.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.50	$0.71

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.14% for Class A, 0.16% for Class B and 0.14% for Classes C and I) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period.)

Portfolio Holdings Presented by Maturity

December 31, 2009

Days	%*
1 - 30 days	14.00%
31 - 60 days	49.42%
61 - 90 days	23.03%
91- 120 days	13.55%
Total	100.00%
*	Represents percent of total investments.

Schedule of Investments (unaudited)

December 31, 2009

Investments	Yield	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 74.49%
Federal Home Loan Bank	0.10%	2/3/2010	$20,000	$19,998,167
Federal Home Loan Bank	0.10%	3/5/2010	15,000	14,997,375
Federal Home Loan Mortgage Corp.	0.09%	2/1/2010	10,000	9,999,225
Federal Home Loan Mortgage Corp.	0.09%	3/1/2010	40,000	39,994,100
Federal Home Loan Mortgage Corp.	0.09%	3/16/2010	10,000	9,998,150
Federal Home Loan Mortgage Corp.	0.095%	2/16/2010	15,000	14,998,179
Federal Home Loan Mortgage Corp.	0.105%	2/23/2010	20,000	19,996,908
Federal Home Loan Mortgage Corp.	0.11%	1/4/2010	4,000	3,999,963
Federal Home Loan Mortgage Corp.	0.11%	1/5/2010	13,000	12,999,841
Federal Home Loan Mortgage Corp.	0.11%	1/28/2010	10,000	9,999,175
Federal Home Loan Mortgage Corp.	0.11%	3/17/2010	20,000	19,995,417
Federal Home Loan Mortgage Corp.	0.12%	1/27/2010	15,000	14,998,700
Federal Home Loan Mortgage Corp.	0.12%	2/3/2010	30,000	29,996,700
Federal Home Loan Mortgage Corp.	0.12%	4/1/2010	20,000	19,994,000
Federal Home Loan Mortgage Corp.	0.125%	1/21/2010	20,000	19,998,611
Federal Home Loan Mortgage Corp.	0.13%	2/3/2010	4,500	4,499,464
Federal National Mortgage Assoc.	0.09%	2/1/2010	3,000	2,999,768
Federal National Mortgage Assoc.	0.09%	2/4/2010	26,300	26,297,764
Federal National Mortgage Assoc.	0.09%	3/3/2010	2,000	1,999,695
Federal National Mortgage Assoc.	0.10%	2/3/2010	20,000	19,998,167
Federal National Mortgage Assoc.	0.10%	2/18/2010	20,000	19,997,333
Federal National Mortgage Assoc.	0.105%	2/18/2010	15,000	14,997,900
Federal National Mortgage Assoc.	0.105%	3/17/2010	30,000	29,993,437
Federal National Mortgage Assoc.	0.12%	4/5/2010	40,000	39,987,467
Federal National Mortgage Assoc.	0.13%	2/17/2010	20,000	19,996,606

Total Government Sponsored Enterprises Securities				442,732,112

Repurchase Agreement 25.43%
Repurchase Agreement dated 12/31/2009, Zero Coupon due 1/4/2010 with Fixed Income Clearing Corp. collateralized by $56,175,000 of Federal Home Loan Mortgage Corp. at 1.45% due 9/10/2010; $50,000,000 of Federal Home Loan Bank at 5.125% due 9/10/2010 and $42,185,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $154,171,494; proceeds: $151,144,851			151,145	151,144,851

Total Investments in Securities 99.92% (cost $593,876,963)*				593,876,963

Other Assets in Excess of Liabilities 0.08%				476,542

Net Assets 100.00%				$594,353,505

*	Cost for Federal income tax purposes is $593,876,963. Average maturity of investments: 40 days.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

December 31, 2009

ASSETS:
Investments in securities, at cost and value	$593,876,963
Receivables:
Capital shares sold	2,923,266
From advisor (See Note 3)	358,402
Prepaid expenses	65,041
Total assets	597,223,672
LIABILITIES:
Payables:
Capital shares reacquired	2,149,531
Management fee	235,811
Directors’ fees	147,291
12b-1 distribution fees-Class B	57,241
Fund administration	20,992
Distributions payable	248
Accrued expenses and other liabilities	259,053
Total liabilities	2,870,167
NET ASSETS	$594,353,505
COMPOSITION OF NET ASSETS:
Paid-in capital	$594,353,246
Undistributed net investment income	259
Net Assets	$594,353,505
Net assets by class:
Class A Shares	$495,172,061
Class B Shares	$41,567,034
Class C Shares	$48,758,105
Class I Shares	$8,856,305
Outstanding shares by class:
Class A Shares (1.2 billion shares of common stock authorized, $.001 par value)	495,171,534
Class B Shares (400 million shares of common stock authorized, $.001 par value)	41,567,129
Class C Shares (300 million shares of common stock authorized, $.001 par value)	48,758,280
Class I Shares (100 million shares of common stock authorized, $.001 par value)	8,856,332
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2009

Investment income:
Interest	$508,919
Expenses:
Management fee	1,469,726
12b-1 distribution plan-Class B	183,853
Shareholder servicing	726,776
Fund administration	128,069
Registration	68,051
Reports to shareholders	32,065
Professional	29,522
Directors’ fees	12,885
Custody	5,270
Other	12,077
Gross expenses	2,668,294
Expense reductions (See Note 6)	(260)
Management fees waived and expenses reimbursed (See Note 3)	(2,039,253)
12b-1 distribution fees reimbursed-Class B (See Note 3)	(178,950)
Net expenses	449,831
Net investment income	$59,088

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended December 31, 2009 (unaudited)	For the Year Ended June 30, 2009
Operations:
Net investment income	$59,088	$3,293,151
Distributions to shareholders from:
Net investment income
Class A	(52,852)	(2,895,438)
Class B	–	(112,417)
Class C	(5,210)	(221,946)
Class I	(1,026)	(63,350)
Total distributions to shareholders	(59,088)	(3,293,151)
Capital share transactions (Net of share conversions) (See Note 9):
Proceeds from sales of shares	481,483,903	1,357,488,356
Reinvestment of distributions	64,342	3,647,453
Cost of shares reacquired	(547,478,782)	(1,203,809,259)
Net increase (decrease) in net assets resulting from capital share transactions	(65,930,537)	157,326,550
Net increase (decrease) in net assets	(65,930,537)	157,326,550
NET ASSETS:
Beginning of period	$660,284,042	$502,957,492
End of period	$594,353,505	$660,284,042
Undistributed net investment income	$259	$259

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 12/31/2009 (unaudited)		Year Ended 6/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	–	(b)	.01	.03	.05	.03	.01

Distributions to shareholders from:

Net investment income	–	(b)	(.01)	(.03)	(.05)	(.03)	(.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.01	%(d)	.59%	3.21%	4.68%	3.51%	1.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions, including management fees waived and expenses reimbursed	.07	%(d)	.51%	.70%	.70%	.70%	.81%

Expenses, including expense reductions, management fees waived and expenses reimbursed	.07	%(d)	.51%	.70%	.70%	.70%	.81%

Expenses, excluding expense reductions, management fees waived and expenses reimbursed	.39	%(d)	.79%	.90%	.92%	1.01%	.94%

Net investment income	.01	%(d)	.53%	3.15%	4.58%	3.47%	1.32%

Supplemental Data:
Net assets, end of period (000)	$495,172		$536,755	$425,473	$393,914	$337,018	$271,720
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 12/31/2009 (unaudited)		Year Ended 6/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	–	(b)	– (b)	.02	.04	.03	.01

Distributions to shareholders from:

Net investment income	–	(b)	– (b)	(.02)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.00	%(d)	.26%	2.44%	3.89%	2.73%	.72%

Ratios to Average Net Assets:

Expenses, excluding expense reductions, including management fees waived and expenses reimbursed	.08	%(d)	.80%	1.45%	1.45%	1.45%	1.41%

Expenses, including expense reductions, management fees waived and expenses reimbursed	.08	%(d)	.80%	1.45%	1.45%	1.45%	1.41%

Expenses, excluding expense reductions, management fees waived and expenses reimbursed	.77	%(d)	1.54%	1.66%	1.67%	1.76%	1.69%

Net investment income	.00	%(d)	.19%	2.24%	3.83%	2.67%	.62%

Supplemental Data:
Net assets, end of period (000)	$41,567		$56,243	$39,283	$23,358	$26,534	$26,388
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 12/31/2009 (unaudited)		Year Ended 6/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	–	(b)	.01	.03	.05	.03	.01

Distributions to shareholders from:

Net investment income	–	(b)	(.01)	(.03)	(.05)	(.03)	(.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.01	%(d)	.59%	3.21%	4.68%	3.51%	1.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions, including management fees waived and expenses reimbursed	.07	%(d)	.50%	.70%	.70%	.70%	.83%

Expenses, including expense reductions, management fees waived and expenses reimbursed	.07	%(d)	.50%	.70%	.70%	.70%	.83%

Expenses, excluding expense reductions, management fees waived and expenses reimbursed	.39	%(d)	.79%	.91%	.92%	1.01%	.94%

Net investment income	.01	%(d)	.44%	2.92%	4.59%	3.42%	1.19%

Supplemental Data:
Net assets, end of period (000)	$48,758		$56,597	$27,276	$14,207	$13,064	$13,872
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class I Shares
	Six Months Ended 12/31/2009 (unaudited)		Year Ended 6/30				10/20/2004(a) to 6/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(b)	–	(c)	.01	.03	.05	.03	.01

Distributions to shareholders from:

Net investment income	–	(c)	(.01)	(.03)	(.05)	(.03)	(.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	.01	%(e)	.59%	3.21%	4.68%	3.51%	1.18	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions, including management fees waived and expenses reimbursed	.07	%(e)	.52%	.70%	.70%	.70%	.53	%(e)

Expenses, including expense reductions, management fees waived and expenses reimbursed	.07	%(e)	.52%	.70%	.70%	.70%	.53	%(e)

Expenses, excluding expense reductions, management fees waived and expenses reimbursed	.39	%(e)	.79%	.90%	.92%	1.01%	.67	%(e)

Net investment income	.01	%(e)	.58%	3.12%	4.58%	3.50%	1.21	%(e)

Supplemental Data:
Net assets, end of period (000)	$8,856		$10,689	$10,925	$6,800	$7,024	$5,057
(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A shares acquired through an exchange; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended June 30, 2006 through June 30, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–In accordance with Financial Accounting Standards Board, Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$–	$442,732,112	$–	$442,732,112
Repurchase Agreements	–	151,144,851	–	151,144,851
Total	$–	$593,876,963	$–	$593,876,963
*	See Schedule of Investments for values in each industry.

Notes to Financial Statements (unaudited)(continued)

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the six months ended December 31, 2009, the effective management fee, before waivers and expenses reimbursed, was at an annualized rate of .46% of the Fund’s average daily net assets.

For the period July 1, 2009 through December 31, 2009, Lord Abbett voluntarily agreed to waive a portion of the Fund’s management fees and, if necessary, reimburse expenses so that total annual operating expenses do not exceed an annual rate of .70% of average daily net assets for Class A, C and I shares and 1.45% of average daily net assets for Class B shares(1). In addition, Lord Abbett voluntarily agreed to agreed to waive a portion of the Fund’s management fees and, if necessary, reimburse expenses to the extent necessary so Class A, C and I shares maintain a 0.02% annualized distribution yield, and Class B shares maintain a 0.00% annualized distribution yield. For the period ended December 31, 2009, Lord Abbett waived its entire management fee of $1,469,726 and reimbursed other expenses of $569,527. For the period ended December 31, 2009, Lord Abbett Distributor LLC (the “Distributor”) reimbursed Class B 12b-1 distribution fees of $178,950.

Lord Abbett may stop or change the level of the voluntary waiver or reimbursement at any time.

(1)

For the period July 1, 2009 through October 31, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class’ total annual operating expenses do no exceed the following annual rates of .75% of average daily net assets for Class A, C and I shares and 1.50% of average daily net assets for Class B shares.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the Distributor, an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees	Class A(1)	Class B	Class C(1)
Service and distribution fees	.15%	.75%	1.00%
(1)	The Fund has not activated its plan for Class A and Class C, and therefore, no payments are currently authorized under the distribution plan.

Class I shares do not have a distribution plan.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the six months ended December 31, 2009 and the fiscal year ended June 30, 2009 was as follows:

	Six Months Ended 12/31/2009 (unaudited)	Year Ended 6/30/2009
Distributions paid from:
Ordinary income	$59,088	$3,293,151
Total distributions paid	$59,088	$3,293,151

5.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

6.    EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund’s transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

7.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

8.    INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government.

Notes to Financial Statements (unaudited)(continued)

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund’s performance.

9.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended December 31, 2009 (unaudited)		Year Ended June 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	452,739,409	$452,787,722	1,201,085,260	$1,201,085,260
Converted from Class B*	2,235,580	2,187,267	3,966,296	3,966,296
Reinvestment of distributions	57,637	57,637	3,233,673	3,233,673
Shares reacquired	(496,615,818)	(496,615,820)	(1,097,003,687)	(1,097,003,691)
Increase (decrease)	(41,583,192)	$(41,583,194)	111,281,542	$111,281,538

Class B Shares
Shares sold	9,091,139	$9,091,139	71,618,380	$71,618,381
Reinvestment of distributions	38	38	119,552	119,552
Shares reacquired	(21,531,588)	(21,579,903)	(50,811,625)	(50,811,628)
Converted to Class A*	(2,235,580)	(2,187,267)	(3,966,296)	(3,966,296)
Increase (decrease)	(14,675,991)	$(14,675,993)	16,960,011	$16,960,009

Class C Shares
Shares sold	15,942,142	$15,942,142	75,570,849	$75,570,848
Reinvestment of distributions	5,549	5,549	221,168	221,168
Shares reacquired	(23,786,818)	(23,786,818)	(46,470,297)	(46,470,298)
Increase (decrease)	(7,839,127)	$(7,839,127)	29,321,720	$29,321,718

Class I Shares
Shares sold	3,662,900	$3,662,900	9,213,867	$9,213,867
Reinvestment of distributions	1,118	1,118	73,060	73,060
Shares reacquired	(5,496,241)	(5,496,241)	(9,523,642)	(9,523,642)
Decrease	(1,832,223)	$(1,832,223)	(236,715)	$(236,715)
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

10.    SUBSEQUENT EVENTS

In accordance with the provisions set forth in ASC Topic 855 (formerly SFAS 165), Subsequent Events, adopted by the Fund management has evaluated subsequent events existing in the Fund’s financial statements through February 25, 2010. Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements through this date.

Notes to Financial Statements (unaudited)(concluded)

11.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 16 and 17, 2009, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on the expense ratios, effective management fee rates, and other expense components, for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month, one-year, and three-year periods and in the third quintile for the five-year and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper U.S. Government Money Market Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group information was based, and noted that most such periods ended before June 30, 2009. The Board noted that the expense levels of the peer group might have been different for periods ending June 30, 2009, due to changing asset levels and low interest rates prevailing in the money market mutual fund industry during much of 2009. The Board also observed that the Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through November 30, 2009 that limited the total expense ratios of Class A, Class C, and Class I to not more than 0.75% and the total expense ratio of Class B to not more than 1.45%, that Lord Abbett had made additional voluntary reimbursements, and after October 31, 2009 had continued to make voluntary reimbursements but had not entered into a new agreement, and instead intended to make voluntary reimbursements, which reimbursements it could end at any time. The Board observed that for the twelve months ended June 30, 2009 the contractual management and administrative services fee rates were approximately two basis points above the median of the peer group and the actual management and administrative services fee rates were approximately thirteen basis points above the median of the peer group. The Board also observed that for the twelve months ended June 30, 2009 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratio of Class B was approximately fourteen basis points below the median of the peer group, and the total expense ratio of Class I was approximately thirty-one basis points above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market

Fund, Inc.

LAMM-3-1209

(02/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 16, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 16, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 16, 2010